Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions and divestments [Abstract]
Acquisitions and divestments (Tables), Opening Balance sheet as of acquisition date [Text Block]

EPD

Opening Balance sheet as of acquisition date

in millions of EUR

Goodwill	271
Intangible assets excluding goodwill	227
Cash	2
Accounts payable and other payables	(2)
Deferred tax liabilities	(3)
Provision for contingent consideration	(245)
Total assets and liabilities	250
Financed by equity	(250)